Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash Equivalents		$ 6,413,367
Notes receivable			$ 18,000
Allowance for uncollectable balances			99,003
Inventory allowance		$ 1,851
Intangible assets over useful lives term		10 years
Deferred initial public offering costs	[1]		629,748
Deferred revenue		1,671,353	3,651,700
Cost of revenue		209,112,615	282,561,907
Selling expenses		1,991,992	1,931,785
Capitalized software development costs		63,698	16,351
General and administrative expenses		$ 437,261	530,144
Tax benefit rate		50.00%
Income before taxes		$ 877,850	1,109,748
Value added tax rate description		The Company is a general taxpayer and is subject to applicable VAT tax rate of 6% or 16%, and starting from April 1, 2019, the Company is subject to applicable VAT tax rate of 6% or 13%.
Consolidated statements of income and comprehensive income amount		$ 175,762	199,472
Government subsidies and other operating income		125,125	213,741
Shipping and Handling Costs [Member}
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of revenue		474,543	589,291
Selling expenses		$ 423,606	$ 445,840
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investments rate		1.50%
Transaction and earns a commission fee percentage		0.15%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investments rate		2.50%
Transaction and earns a commission fee percentage		1.50%

[1]	Deferred initial public offering costs of nil and $629,748 was included in “prepaid expenses and other current assets” as of June 30, 2023 and 2022, respectively.